BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) (USD $)	0 Months Ended						0 Months Ended		0 Months Ended	9 Months Ended		12 Months Ended
	Dec. 18, 2013	Dec. 19, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2012	Mar. 22, 2013 Inventor of Certain Patents [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Inventor of Certain Patents [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Sep. 30, 2014 Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]	Dec. 31, 2012 PVM International Inc. (PVMI) [Member]
BUSINESS ORGANIZATION, NATURE OF OPERATIONS (Details) [Line Items]
Number of Subsidiaries										8
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares									260,854			2,000,000
Notes Issued												$ 1,000,000
Business Acquisition, Percentage of Voting Interests Acquired											100.00%
Other Commitments, Description									In addition, the Company agreed to provide up to $1,600,000 in working capital to VII at the Company’s sole discretion which included $175,000 paid to the inventor of certain patents including a warrant to purchase 5,000 shares of the Company’s common stock. This transaction was closed in April 2013.
Contributed Contribution Commitment											1,600,000
Other Commitment								$ 175,000
Class of Warrant or Rights, Granted							5,000
Stockholders' Equity Note, Stock Split	two-for-one	two-for-one
Common Stock, Par or Stated Value Per Share			$ 0.001	$ 0.001	$ 0.001	$ 0.01